Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Mar. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 T Mobile [Member]	Mar. 31, 2011 T Mobile [Member]	Dec. 31, 2011 Qualcomm [Member]	Jul. 31, 2011 Convergys [Member]	Aug. 31, 2010 Sterling [Member]	May 31, 2010 Sterling [Member]	Dec. 31, 2010 Centennial [Member]	Aug. 31, 2010 Centennial [Member]	Aug. 31, 2011 Telmex [Member]	Dec. 31, 2011 Telmex [Member]	Jun. 30, 2010 Verizon-Alltel Wireless [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]	Dec. 31, 2010 Home Monitoring And Platform Developer [Member]
Approximate purchase price - noncontrolling interest buyouts									$ 320
Fair value of acquired net assets																1,439
Acquisition date								December 2011	July 2011			December 2010				June 2010
Acquisition agreement date							March 2011				May 2010
Bridge Loan Agreement Date				March 31, 2011
Spectrum licenses subject to transfer under purchase agreement						962
Contract Termination date					December 2011	December 2011
Number of subscribers acquired in business combination																1,600,000
Number of service areas acquired in business combination																79
Number of states of operation for acquired business																18
Property, plant, and equipment																368
Goodwill												1,518				937
FCC licenses												655				765
Customer lists and other intangible assets												449				224
Cash paid by the company to acquire wireless spectrum from various companies								1,925									33	265
Approximate purchase price - business combination			2,376			39,000
Cash portion of purchase price - business combination																				86
Merger termination fees expensed during the period						3,000
Number of customers served								300,000,000
Qualcomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in millions)								70,000,000
Qualcomm 6 MHz of lower 700 MHz D block spectrum license people coverage, range minimum (in millions)								230,000,000
Qualcomm lower 700 MHz frequency license purchase price agreement - cost		1,925
Qualcomm lower 700 MHz frequency license purchase agreement description								five of the top 15 metropolitan areas
Proceeds from sale of subsidiary										1,400					1,197			109	174
Disposal date - discontinued operation	August 2010									August 2010								2010	2009
Centennial service areas													8
Cash proceeds for eight Centennial service areas sold													273
Amount of goodwill eliminated via the sale of a professional services business owned by the company																			113
Reduction in restructuring liabilities - Dobson and BellSouth																		$ 78
Initiation of buyers purchase of AT&Ts interest in an equity method investment														August 2011